EQUITY (Tables)	0 Months Ended
Jun. 30, 2011
Equity Tables [Abstract]
Components of accumulated other comprehensive income (loss)
NOTE 8 – Equity:
a. Comprehensive income (loss)

Comprehensive income (loss) is as follows:
	Three months ended		Six months ended
	June 30,		June 30,
	U.S. $ in millions		U.S. $ in millions
	2011	2010	2011	2010
Net income	$580	$800	$1,345	$1,514
Other comprehensive income (loss), net of tax:
Currency translation adjustment, net of tax	338	(1,022)	1,281	(1,344)
Unrealized gain (loss) on derivative financial instruments	(22)	7	(53)	7
Unrealized gain (loss) from available-for-sale securities, net of tax	(20)	(18)	(21)	29
Realization and reclassification adjustment on available for sales securities, net of tax	(1)	(26)	(1)	(26)
Total comprehensive income (loss)	875	(259)	2,551	180
Comprehensive income attributable to the non-controlling
interests	(4)	(3)	(8)	(4)
Comprehensive income (loss) attributable to Teva	$871	$(262)	$2,543	$176